Commitment and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2018	$ 26,747
Twelve months ending December 31, 2019	6,506
Twelve months ending December 31, 2020	6,488
Twelve months ending December 31, 2021	1,458
Twelve months ending December 31, 2022 and after	$ 0